Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2022 and 2023:

	Notional amounts(1)
	2022	2023
	(in trillions)
Interest rate contracts	¥1,391.8	¥1,625.6
Foreign exchange contracts	245.0	307.4
Equity contracts	7.4	5.3
Commodity contracts	0.1	0.1
Credit derivatives	9.8	11.5
Other	3.2	3.2
Total	¥1,657.3	¥1,953.1

Note:
(1)Includes both written and purchased positions.
Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet
The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s consolidated balance sheets at March 31, 2022 and 2023:

	Fair value of derivative instruments
	2022(1)(5)			2023(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥5,445	¥—	¥5,445	¥7,445	¥—	¥7,445
Foreign exchange contracts	4,801	2	4,803	5,276	5	5,281
Equity contracts	151	—	151	90	—	90
Commodity contracts	22	—	22	10	—	10
Credit derivatives	103	—	103	80	—	80
Other(6)	10	—	10	5	—	5
Total derivative assets	¥10,532	¥2	¥10,534	¥12,906	¥5	¥12,911

Derivative liabilities:
Interest rate contracts	¥5,652	¥—	¥5,652	¥8,697	¥—	¥8,697
Foreign exchange contracts	4,907	1	4,908	5,018	—	5,018
Equity contracts	277	—	277	128	—	128
Commodity contracts	22	—	22	10	—	10
Credit derivatives	101	—	101	90	—	90
Other(6)	(65)	—	(65)	(110)	—	(110)
Total derivative liabilities	¥10,894	¥1	¥10,895	¥13,833	¥—	¥13,833

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets and liabilities except for (6).
(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31.
(6)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)	Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2021			2022			2023
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥70	¥70	¥—	¥51	¥51	¥—	¥263	¥263
Foreign exchange contracts	(91)	—	(91)	(39)	—	(39)	61	—	61
Equity contracts	—	(269)	(269)	—	(98)	(98)	—	(13)	(13)
Credit derivatives	—	(53)	(53)	—	(34)	(34)	—	(20)	(20)
Other(1)	11	(178)	(167)	(6)	(21)	(27)	(3)	8	5
Total	¥(80)	¥(430)	¥(510)	¥(45)	¥(102)	¥(147)	¥58	¥238	¥296

Note:
(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.
Protection Sold Through Credit Derivatives
The table below summarizes certain information regarding protection sold through credit derivatives as of March 31, 2022 and 2023:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2022:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥408,281	¥1,874,796	¥731,946	¥3,015,023	¥(61,308)
Non-investment grade	91,161	349,847	66,452	507,460	5,378
Total	499,442	2,224,643	798,398	3,522,483	(55,930)
Index and basket credit default swaps:
Investment grade(2)	67,600	458,153	36,955	562,708	(9,604)
Non-investment grade	56,299	19,936	—	76,235	(61)
Not rated	19,944	279,955	886	300,785	(7,320)
Total	143,843	758,044	37,841	939,728	(16,985)
Total credit default swaps sold	¥643,285	¥2,982,687	¥836,239	¥4,462,211	¥(72,915)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2023:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥616,504	¥2,222,393	¥529,796	¥3,368,693	¥(30,117)
Non-investment grade	163,982	313,135	48,177	525,294	13,477
Total	780,486	2,535,528	577,973	3,893,987	(16,640)
Index and basket credit default swaps:
Investment grade(2)	—	217,259	1,596	218,855	(1,266)
Non-investment grade	37,359	599,638	6,200	643,197	(7,121)
Not rated	—	435,452	3,192	438,644	(3,329)
Total	37,359	1,252,349	10,988	1,300,696	(11,716)
Total credit default swaps sold	¥817,845	¥3,787,877	¥588,961	¥5,194,683	¥(28,356)

Notes:
(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.